Label	Element	Value
MFS International Diversification Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	MFS® International Diversification Fund Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	2.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund is designed to provide diversification within the international asset class by investing the majority of its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected based on underlying fund classifications, historical risk, performance, and other factors. MFS seeks to diversify the fund's investments in terms of market capitalization (by including large, mid, and/or small cap underlying funds), by style (by including both growth and value underlying funds), and by geography (by including developed and emerging market underlying funds). MFS normally invests each underlying fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of an underlying fund's assets in issuers in a single industry, sector, country, or region.

As of September 1, 2025, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15%
MFS International Intrinsic Value Fund	15%
MFS International Large Cap Value Fund	15%
MFS International New Discovery Fund	10%
MFS Research International Fund	27.5%

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The total return for the six-month period ended June 30, 2025, was 17.46%. During the period(s) shown in the bar chart, the highest quarterly return was 17.04% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.80)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	oef_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2024)
MFS International Diversification Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any mutual  fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

MFS International Diversification Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS International Diversification Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS International Diversification Fund | Allocation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

MFS International Diversification Fund | Underlying Funds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

MFS International Diversification Fund | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

MFS International Diversification Fund | Equity Market Risk/Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

MFS International Diversification Fund | Growth Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
MFS International Diversification Fund | Value Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
MFS International Diversification Fund | Intrinsic Value Strategy Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Intrinsic Value Strategy Risk: The stocks of companies that MFS believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

MFS International Diversification Fund | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

MFS International Diversification Fund | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

MFS International Diversification Fund | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

MFS International Diversification Fund | Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

MFS International Diversification Fund | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

MFS International Diversification Fund | Leveraging Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS International Diversification Fund | Counterparty and Third Party Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

MFS International Diversification Fund | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

MFS International Diversification Fund | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS International Diversification Fund | MSCI All Country World (ex-US) Index (net div)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
MFS International Diversification Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,836
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the six-month period ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	17.46%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	17.04%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.80%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.59%
Annual Return [Percent]	oef_AnnlRtrPct	(0.12%)
Annual Return [Percent]	oef_AnnlRtrPct	2.16%
Annual Return [Percent]	oef_AnnlRtrPct	29.94%
Annual Return [Percent]	oef_AnnlRtrPct	(11.24%)
Annual Return [Percent]	oef_AnnlRtrPct	25.68%
Annual Return [Percent]	oef_AnnlRtrPct	14.97%
Annual Return [Percent]	oef_AnnlRtrPct	7.41%
Annual Return [Percent]	oef_AnnlRtrPct	(17.30%)
Annual Return [Percent]	oef_AnnlRtrPct	14.02%
Annual Return [Percent]	oef_AnnlRtrPct	6.12%
MFS International Diversification Fund | Class A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.60%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.11%
MFS International Diversification Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
MFS International Diversification Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 586	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	880	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,199	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,971	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	186	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	580	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	999	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,971	[3]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.59%
MFS International Diversification Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 286	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	580	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	999	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,971	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	186	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	580	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	999	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,971	[3]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.58%
MFS International Diversification Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	469
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,047
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.49%
MFS International Diversification Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,168
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.43%
MFS International Diversification Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,622
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.95%
MFS International Diversification Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,338
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.22%
MFS International Diversification Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDITX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	469
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,047
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.48%
MFS International Diversification Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	415
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 928
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.56%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company (MFS) has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.10% of the class' average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.00% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.
[3]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.